DIANE D. DALMY
                                 ATTORNEY AT LAW
                              8965 W. CORNELL PLACE
                            LAKEWOOD, COLORADO 80227
                            303.985.9324 (telephone)
                            303.988.6954 (facsimile)
                           email: ddalmy@earthlink.net


April 15, 2009

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Attn: H. Roger Schwall, Assistant Director
      Douglas Brown, Staff Attorney

Re: Northern Explorations Ltd.
    Preliminary Information Statement on Schedule 14C
    File No. 333-125068
    Filed April 9, 2009

    Form 10-KSB for fiscal year ended March 31, 2008
    Filed June 24, 2008

To Whom It May Concern:

On behalf of Northern Explorations Ltd., a Nevada corporation (the "Company"), and my telephone conference with Mr. Douglas Brown, please be advised that the Company is re-filing its Preliminary Information Statement as a "preliminary" information statement. The Preliminary Information Statement was filed in error as a definitive information statement. I have received confirmation from management of the Company that the Company has not mailed any preliminary information statements to its shareholders and will not mail an information statement to its shareholders until the Company clears all comments from the Securities and Exchange Commission and files its definitive information statement.

Sincerely,


/s/ Diane D. Dalmy
--------------------------
Diane D. Dalmy